Benefit Plans - Fair Value Measurements of U.S. Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 78	$ 83	$ 83
U.S. Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,255	1,235
U.S. Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	483	435
U.S. Plans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	768	788
U.S. Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	4	12
U.S. Plans [Member] | Mortgage and Asset-Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150	174
U.S. Plans [Member] | Mortgage and Asset-Backed Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	150	174
U.S. Plans [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	213	217
U.S. Plans [Member] | Corporate Bonds [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	105	102
U.S. Plans [Member] | Corporate Bonds [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	108	115
U.S. Plans [Member] | Government and Agency-U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	153	142
U.S. Plans [Member] | Government and Agency-U.S. [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	124	97
U.S. Plans [Member] | Government and Agency-U.S. [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	29	46
U.S. Plans [Member] | Government and Agency-Foreign [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	126	122
U.S. Plans [Member] | Government and Agency-Foreign [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	74	74
U.S. Plans [Member] | Government and Agency-Foreign [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	51	49
U.S. Plans [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	393	384
U.S. Plans [Member] | Equity Securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	56	62
U.S. Plans [Member] | Equity Securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	337	322
U.S. Plans [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	3
U.S. Plans [Member] | Cash and Cash Equivalents [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	3
U.S. Plans [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	193	193
U.S. Plans [Member] | Other [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	96	97
U.S. Plans [Member] | Other [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	84
U.S. Plans [Member] | Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 4	$ 12